PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Property Plant And Equipment Abstract
Depreciation expenses	$ 25,154	$ 0
Purchase of football equipment	$ 76,268